UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period  ______________ to ______________.
Date of Report (Date of earliest event reported): ______________
Commission File Number of securitizer:           ______________

Central Index Key Number of securitizer:           ______________

______________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001711838
Central Index Key Number of sponsor: N/A

                                  Flagstar Mortgage Trust 2020-1INV
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001799548
Central Index Key Number of underwriter (if applicable): N/A

                                  James K. Ciroli, (248) 312-2000
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.        Findings and Conclusions of a Third Party Due Diligence Report Obtained By  the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: February 6, 2020
FLAGSTAR MORTGAGE SECURITIES, LLC (Securitizer) By: FLAGSTAR BANK, FSB, as Sole Member and Manager

By: /s/ James K. Ciroli
Name: James K. Ciroli Title: Executive Vice President and Chief Financial Officer

EXHIBIT INDEX
Exhibit Number

99.1              Consolidated Analytics Executive Summary
99.2              Consolidated Analytics ATR/QM Report
99.3              Consolidated Analytics Data Compare Report
99.4              Consolidated Analytics Exception Grades Report
99.5              Consolidated Analytics Grading Summary
99.6              Consolidated Analytics Valuations Summary
99.7              Consolidated Analytics Waived Exceptions Summary
99.8              Opus Narrative
99.9              Opus Data Compare
99.10            Opus Exception Report
99.11            Opus ATR Report
99.12            Opus Agency Grading Report
99.13            Opus Valuation Report